Provision changes during (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at the beginning		$ 4,580	$ 4,522
Adjustment to present value		27	129
Disbursements		(127)	(145)
Revisions on projected cash flows	[1]	(600)	227
Transfer to assets held for sale		(51)	(50)
Translation adjustment		(26)	(103)
Balance at the end		3,803	4,580
Current		304	170
Non-current		3,499	4,410
Liability		3,803	4,580
Provision for decommissioning, restoration and rehabilitation costs [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning		4,283	4,220
Adjustment to present value		20	110
Disbursements		(101)	(88)
Revisions on projected cash flows	[1]	(646)	178
Transfer to assets held for sale		(49)	(50)
Translation adjustment		(41)	(87)
Balance at the end		3,466	4,283
Current		210	72
Non-current		3,256	4,211
Liability		3,466	4,283
Other environment related provision [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning		297	302
Adjustment to present value		7	19
Disbursements		(26)	(57)
Revisions on projected cash flows	[1]	46	49
Transfer to assets held for sale		(2)
Translation adjustment		15	(16)
Balance at the end		337	297
Current		94	98
Non-current		243	199
Liability		$ 337	$ 297

[1]	Among other factors, includes the reduction in liability of US$870, due to the update in the discount rate of the asset retirement obligation in Canada, which increased from 0.00% to 1.11% for the year ended December 31, 2022.